Consolidated statements of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Non-cash investing and financing activities:
Capital expenditures included in liabilities at the end of the year	$ 8,090	$ 7,261	$ 13,261
Financing costs included in liabilities at the end of the year	14
Offering costs included in liabilities at the end of the year		20
Non-cash prepayment of lease payments	$ 11,626	$ 27,365